Derivative Financial Instruments (Fair Value Information on Derivative Instruments Recorded on Consolidated Balance Sheet) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2015	Mar. 31, 2014
Derivative [Line Items]
Fair value of derivative assets	[1],[2],[3]	¥ 16,723	¥ 11,810
Fair value of derivative liabilities	[1],[2],[3]	16,924	11,765
Interest Rate Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	[1],[2],[3]	11,439	8,617
Fair value of derivative liabilities	[1],[2],[3]	11,341	8,523
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	[1],[2],[3]	4,867	2,916
Fair value of derivative liabilities	[1],[2],[3]	5,176	2,999
Equity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	[1],[2],[3]	250	149
Fair value of derivative liabilities	[1],[2],[3]	245	144
Commodity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	[1],[2],[3]	94	69
Fair value of derivative liabilities	[1],[2],[3]	96	60
Credit Derivatives [Member]
Derivative [Line Items]
Fair value of derivative assets	[1],[2],[3]	70	57
Fair value of derivative liabilities	[1],[2],[3]	72	62
Others [Member]
Derivative [Line Items]
Fair value of derivative assets	[1],[2],[3],[4]	3	2
Fair value of derivative liabilities	[1],[2],[3],[4]	(6)	(23)
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Fair value of derivative assets	[1],[2],[5]	16,719	11,809
Fair value of derivative liabilities	[1],[2],[5]	16,924	11,764
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	[1],[2],[5]	11,435	8,616
Fair value of derivative liabilities	[1],[2],[5]	11,341	8,522
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	[1],[2],[5]	4,867	2,916
Fair value of derivative liabilities	[1],[2],[5]	5,176	2,999
Not Designated as Hedging Instrument [Member] | Equity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	[1],[2],[5]	250	149
Fair value of derivative liabilities	[1],[2],[5]	245	144
Not Designated as Hedging Instrument [Member] | Commodity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	[1],[2],[5]	94	69
Fair value of derivative liabilities	[1],[2],[5]	96	60
Not Designated as Hedging Instrument [Member] | Credit Derivatives [Member]
Derivative [Line Items]
Fair value of derivative assets	[1],[2],[5]	70	57
Fair value of derivative liabilities	[1],[2],[5]	72	62
Not Designated as Hedging Instrument [Member] | Others [Member]
Derivative [Line Items]
Fair value of derivative assets	[1],[2],[4],[5]	3	2
Fair value of derivative liabilities	[1],[2],[4],[5]	(6)	(23)
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Fair value of derivative assets	[1],[2],[6]	¥ 4	1
Fair value of derivative liabilities	[1],[2],[6]		1
Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	[1],[2],[6]	¥ 4	1
Fair value of derivative liabilities	[1],[2],[6]		¥ 1
Designated as Hedging Instrument [Member] | Foreign Exchange Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instrument [Member] | Equity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instrument [Member] | Commodity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instrument [Member] | Credit Derivatives [Member]
Derivative [Line Items]
Fair value of derivative assets	[1],[2],[6]
Fair value of derivative liabilities	[1],[2],[6]
Designated as Hedging Instrument [Member] | Others [Member]
Derivative [Line Items]
Fair value of derivative assets	[1],[2],[4],[6]
Fair value of derivative liabilities	[1],[2],[4],[6]

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[4]	Others include mainly bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.
[5]	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
[6]	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by MUAH. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying consolidated balance sheets.